Acquisitions	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Acquisitions

18. Acquisitions
North American Advantage Insurance Services, LLC Acquisition
On April 15, 2019, the Company reached an agreement with CalAtlantic Title Group, LLC to purchase 100% of the equity interests in NAAIS. NAAIS provides insurance services to homebuilder customers. The acquisition has been accounted for as a business combination and expanded the Company’s customer base.
The total purchase consideration was $15.9 million, which consisted of $14.9 million related to the estimated fair value of contingent consideration and cash of $1.0 million. The maximum potential contingent consideration is unlimited based on customer retention. The contingent consideration was valued by using the present value of future payments based on an estimate of revenue and customer renewals of the acquiree. A portion of cash consideration will be payable in 12 equal monthly payments, totaling $0.5 million, immediately following the acquisition. Of the total purchase consideration, $13.5 million has been recorded to acquired intangible assets, $1.9 million to goodwill, and $0.5 million to accounts comprised primarily of working capital. The Company incurred $0.2 million in acquisition related costs, which were recognized as general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).
The intangible assets acquired primarily relate to customer relationships and have a useful life of six years. The Company valued the customer relationships using the excess earnings and relief from royalty method under the income approach. The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies. The goodwill recognized is expected to be deductible for tax purposes.
YourHaus, Inc. Acquisition
On October 17, 2019, the Company completed the acquisition of YourHaus, Inc. (or Sheltr), a protective home maintenance membership company with the aim to make home maintenance effortless and help homeowners care for their homes to catch and mitigate issues before they can become costly repairs. The Company has accounted for this acquisition as an asset acquisition transaction. The total cash consideration for the acquisition of assets was $6.3 million. The Company recognized intangible assets of $4.0 million and cash of $2.3 million. The intangible assets acquired primarily relate to developed technology and have a useful life of three years. The Company valued the developed technology using the replacement cost method under the cost approach. The Company incurred $0.1 million in transaction expenses related to this acquisition, which was capitalized as a part of the consideration.
Spinnaker Insurance Company Acquisition
On August 31, 2020, the Company acquired 100% of all issued and outstanding share capital of Spinnaker Insurance Company (“Spinnaker”), a privately-held entity that is an Illinois domiciled property and casualty insurance carrier licensed in 50 states plus the District of Columbia in exchange for cash consideration. The acquisition has been accounted for as a business combination and allows the Company to vertically integrate an insurance carrier and enhance the Company’s control over unit economics and future carrier capacity.

There were no other components of Purchase Consideration other than cash payments. The following table summarizes the Closing Date fair value of the consideration transferred, reflecting the measurement period adjustments recorded at the acquisition date (in millions).

Fair Value of Consideration Transferred
Cash Paid	$95.6
Less: consideration for settlement of pre-existing liabilities due to Spinnaker	(5.1)

Total value of consideration transferred	$90.5

The Company recognized $0.8 million of acquisition transaction costs as general and administrative expense in the Company’s consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. The following table presents the allocation of the purchase price for Spinnaker, measured as of the acquisition date:(in millions):

	Acquisition- Date Fair Value	Estimated Useful Life of Finite-Lived Intangible Assets
Tangible assets acquired and (liabilities) assumed:
Investments:
Fixed maturities available-for-sale, at fair value	$45.7
Short-term investments	5.0

Total investments	50.7
Cash and cash equivalents	16.9
Restricted cash	2.1
Accounts receivable, net	18.3
Reinsurance recoverable on paid and unpaid losses and LAE	116.3
Ceding commissions receivable	18.7
Prepaid reinsurance premiums	131.9
Other assets	0.6
Accrued expenses and other liabilities	(6.6)
Loss and loss adjustment expense reserves	(93.3)
Unearned premiums	(132.1)
Reinsurance premium payable	(76.1)

Net tangible assets acquired	47.4
Intangible assets acquired:
Agency relationships	3.4	8 years
VOBA	0.1	2 years
State licenses	7.1	Indefinite
Goodwill	32.5

Total purchase price	90.5

Goodwill represents the excess of the preliminary estimated Purchase Consideration over the preliminary estimates of the fair value of the net tangible and intangible assets acquired and has been allocated to the Company’s one operating segment. Goodwill is primarily attributable to expected post-acquisition synergies from integrating Spinnaker’s casualty insurance career business into the Company’s homeowner’s insurance business to improve the Company’s speed to market for new products and offers incremental revenue opportunities from Spinnaker’s existing programs. The goodwill recorded is not deductible for income tax purposes.
The valuation of the assets acquired, and liabilities assumed has not yet been finalized because the acquisition closed on August 31, 2020. As a result, provisional estimates have been recorded and are subject to change, primarily accounts that include the use of estimates, such as receivables, loss and loss adjustment expense reserves, certain acquired intangible assets and certain reinsurance assets and liabilities.
The results of operations of Spinnaker have been included in the Company’s consolidated statements of operations from the acquisition date. The following unaudited pro forma financial information gives effect to the acquisition of Spinnaker as if it were consummated on January 1, 2019 (the beginning of the comparable prior reporting period), including pro forma adjustments related to the valuation and allocation of the purchase price, primarily amortization of acquired intangible assets; share-based compensation expense; alignment of accounting policies; to Spinnaker’s historical financial statements; and direct transaction costs reflected in the historical financial statements. This data is presented for informational purposes only and is not intended to represent or be indicative of the results of operations that would have been reported had the acquisition occurred on January 1, 2019. It should not be taken as representative of future results of operations of the combined company (in millions):

Acquisition
	Year Ended December 31,
	2020	2019
Pro forma revenue	54.1	34.9
Pro forma net loss	(136.6)	(75.8)
Agency Acquisition
On December 31, 2020
, the Company acquired an insurance agency aggregator for an estimated purchase consideration of approximately $25 million, consisting primarily of cash and the issuance of a convertible promissory note of $12.5 million. See Note 12 for additional information of the convertible promissory note. The acquisition allows the Company to continue to expand its customer base.
Of the total purchase consideration, $11.0 million has been recorded to acquired intangible assets, $13.2 million to goodwill, and $0.8 million to accounts comprised primarily of working capital. The Company incurred $0.1 million in acquisition related costs, which were recognized as general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).
The intangible assets acquired primarily relate to carrier and agency relationships and have a useful life of eight years. The Company valued the intangibles using income-based approaches including the excess earnings and relief from royalty method as well as the with and without approach. The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies. The goodwill recognized is expected to be deductible for tax purposes.

The valuation of the assets acquired, and liabilities assumed has not been finalized because the acquisition closed on December 31, 2020. As a result, provisional estimates have been recorded and are subject to change primarily accounts that include the use of estimates, such as acquired intangible assets.